Investments in Investees (Details 8) - FCR [Member] - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Shares in carrying amount	₪ 4,643	₪ 4,356
Shares in market value	₪ 4,562	₪ 5,224